Schedule of statutory federal income tax provision (Details)	12 Months Ended
Jan. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Federal statutory rate	$ 255
Permanent timing differences	(330)
Effect of change in US Tax rates for deferral items
Other
Change in valuation allowance	$ 75